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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Angelo, Gordon & Co., L.P.
Address:  245 Park Avenue, 26th Floor
          New York, New York 10167

Form 13F File Number:     028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kirk P. Wickman
Title:      Chief Administrative Officer
Phone:      212-692-2010

Signature, Place, and Date of Signing:

/s/ Kirk P. Wickman        New York, New York               February 14, 2012
--------------------       ------------------              -------------------
   [Signature]               [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                        0
                                                 ----------

Form 13F Information Table Entry Total:                  56
                                                 ----------

Form 13F Information Table Value Total:            $922,767
                                                 ----------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          -----------------------       -------

     None.

                                                   Angelo, Gordon & Co., L.P.
                                                   Form 13F Information Table
                                                Quarter ended December 31, 2011



        COLUMN 1                   COLUMN 2           COLUMN 3   COLUMN 4         COLUMN 5     COLUMN 6 COLUMN 7     COLUMN 8
                                                                 VALUE       SHRS or   SH/  PUT/  INV.   OTHR     VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS        CUSIP    (x$1000)     PRN AMT   PRN  CALL  DISC.  MGRS    SOLE    SHARED NONE
--------------------------- -----------------------  ---------  --------   ----------- ---  ----  -----  ---- ---------- ------ ----
ATP OIL & GAS CORP           COM                     00208J108  $    531       72,100  SH         SOLE           72,100
AIRTRAN HOLDINGS INC         NOTE 5.250%11/01/2016   00949PAD0  $ 33,256   26,134,000  PRN        SOLE       26,134,000
ALLIANCE DATA SYSTEMS CORP   NOTE 4.750% 5/15/2014   018581AC2  $ 24,823   11,000,000  PRN        SOLE       11,000,000
CHESAPEAKE ENERGY CORP       COM                     165167107  $  4,458      200,000  SH   PUT   SOLE          200,000
CINEDIGM DIGITAL CINEMA CORP COM                     172407108  $  1,922    1,402,613  SH         SOLE        1,402,613
CMS ENERGY CORP              NOTE 2.875%12/01/2024   125896AW0  $ 22,109   12,500,000  PRN        SOLE       12,500,000
CNO FINL GROUP INC           DBCV 7.000%12/30/2016   12621EAC7  $  8,235    6,102,000  PRN        SOLE        6,102,000
CNO FINL GROUP INC           DBCV 7.000%12/30/2016   12621EAE3  $  1,915    1,419,000  PRN        SOLE        1,419,000
CYCLACEL PHARMACEUTICALS INC PFD CONV EX 6%          23254L207  $    559      196,000  SH         SOLE          196,000
DENDREON CORP                NOTE 2.875% 1/15/2016   24823QAC1  $ 11,794   17,000,000  PRN        SOLE       17,000,000
DRYSHIPS INC                 NOTE 5.000%12/01/2014   262498AB4  $  9,828   14,280,000  PRN        SOLE       14,280,000
EL PASO CORP                 COM                     28336L109  $ 23,796      895,600  SH         SOLE          895,600
EL PASO CORP                 COM                     28336L109  $  2,527       95,100  SH   CALL  SOLE           95,100
ENERGY CONVERSION DEVICES
INC                          NOTE 3.000% 6/15/2013   292659AA7  $ 25,182   53,579,000  PRN        SOLE       53,579,000
FAIRPOINT COMMUNICATIONS INC COM NEW                 305560302  $ 22,206    5,128,325  SH         SOLE        5,128,325
SANOFI                       RIGHT 12/31/2020        80105N113  $  4,346    3,621,500  SH         SOLE        3,621,500
GOODRICH CORP                COM                     382388106  $ 10,384       83,943  SH         SOLE           83,943
GOODRICH CORP                COM                     382388106  $ 76,694      620,000  SH   CALL  SOLE          620,000
GENCORP INC                  SDCV 4.062%12/31/2039   368682AN0  $  6,079    6,745,000  PRN        SOLE        6,745,000
HARVEST NATURAL RESOURCES
INC                          NOTE 8.250% 3/01/2013   41754VAA1  $  8,269    6,300,000  PRN        SOLE        6,300,000
SOLARFUN POWER HOLDINGS
CO LTD                       NOTE 3.500% 1/15/2018   83415UAB4  $  8,595   18,000,000  PRN        SOLE       18,000,000
HERTZ GLOBAL HOLDINGS INC    NOTE 5.250% 6/01/2014   42805TAA3  $ 40,024   25,700,000  PRN        SOLE       25,700,000
INCYTE CORP                  NOTE 4.750%10/01/2015   45337CAJ1  $  3,759    2,000,000  PRN        SOLE        2,000,000
JETBLUE AIRWAYS CORP         DBCV 6.750%10/15/2039   477143AG6  $  3,783    2,871,000  PRN        SOLE        2,871,000
JINKOSOLAR HLDG CO LTD       NOTE 4.000% 5/15/2016   47759TAA8  $  4,095   10,500,000  PRN        SOLE       10,500,000
KINDER MORGAN INC DEL        COM                     49456B101  $  3,860      120,000  SH   PUT   SOLE          120,000
L-3 COMMUNICATIONS CORP      DEBT 3.000% 8/01/2035   502413AW7  $ 22,890   24,000,000  PRN        SOLE       24,000,000
LIBERTY MEDIA CORP NEW       DEB 3.125% 3/30/2023    530718AF2  $ 15,734   14,000,000  PRN        SOLE       14,000,000
MASSEY ENERGY CO             NOTE 3.250% 8/01/2015   576203AJ2  $  4,129    4,500,000  PRN        SOLE        4,500,000
MEDCO HEALTH SOLUTIONS INC   COM                     58405U102  $ 26,114      450,000  SH         SOLE          450,000
METLIFE INC                  UNIT 99/99/9999         59156R116  $ 37,441      610,000  SH         SOLE          610,000
MYLAN INC                    NOTE 3.750% 9/15/2015   628530AJ6  $  6,109    3,500,000  PRN        SOLE        3,500,000
MOTOROLA MOBILITY HLDGS INC  COM                     620097105  $ 30,276      780,300  SH         SOLE          780,300
NATIONAL RETAIL PROPERTIES
INC                          NOTE 3.950% 9/15/2026   637417AA4  $ 21,655   19,300,000  PRN        SOLE       19,300,000
OMNICOM GROUP INC            COM                     681919106  $  4,908      110,100  SH         SOLE          110,100
PDL BIOPHARMA INC            NOTE 2.875% 2/15/2015   69329YAA2  $ 12,559   11,800,000  PRN        SOLE       11,800,000
PULSE ELECTRONICS CORP       NOTE 7.000%12/15/2014   74586WAA4  $  5,504    7,000,000  PRN        SOLE        7,000,000
QUAD / GRAPHICS INC          COM CL A                747301109  $ 31,487    2,195,735  SH         SOLE        2,195,735
RAMCO-GERSHENSON PPTYS TR    PERP PFD-D CV           751452608  $  2,312       55,700  SH         SOLE           55,700
SCHOOL SPECIALTY INC         SDCV 3.750%11/30/2026   807863AM7  $  5,950    8,500,000  PRN        SOLE        8,500,000
SOUTHERN UN CO NEW           COM                     844030106  $ 25,266      600,000  SH         SOLE          600,000
STANLEY BLACK & DECKER INC   COM                     854502101  $  6,618       97,900  SH         SOLE           97,900
SYMANTEC CORP                COM                     871503108  $  3,892      248,700  SH         SOLE          248,700
TRIUMPH GROUP INC NEW        NOTE 2.625%10/01/2026   896818AB7  $ 43,367   20,200,000  PRN        SOLE       20,200,000
UAL CORP                     NOTE 6.000%10/15/2029   902549AJ3  $ 41,941   18,270,000  PRN        SOLE       18,270,000
VIRGIN MEDIA INC             NOTE 6.500%11/15/2016   92769LAB7  $ 67,643   48,895,000  PRN        SOLE       48,895,000
PHARMASSET INC               COM                     71715N106  $ 19,230      150,000  SH         SOLE          150,000
PHARMASSET INC               COM                     71715N106  $ 81,407      635,000  SH   CALL  SOLE          635,000
WESCO INTL INC               DBCV 6.000% 9/15/2029   95082PAH8  $ 17,645    8,737,000  PRN        SOLE        8,737,000
WESTERN REFNG INC            NOTE 5.750% 6/15/2014   959319AC8  $  7,471    5,200,000  PRN        SOLE        5,200,000
WEST PHARMACEUTICAL SVSC INC SDCV 4.000% 3/15/2047   955306AA3  $ 17,259   20,450,000  PRN        SOLE       20,450,000
UNITED STATES STL CORP NEW   NOTE 4.000% 5/15/2014   912909AE8  $    331      300,000  PRN        SOLE          300,000
ZIONS BANCORPORATION         *W EXP 05/22/202        989701115  $    600      200,000  SH         SOLE          200,000

Total Fair Market Value (in thousands)                          $922,767
